Software Development Costs (Details) - Software Development Costs [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Capitalized software in-process	$ 763,000	$ 581,000	$ 337,000
Website development	607,000	607,000	607,000
Less: accumulated amortization	(578,000)	(549,000)	(493,000)
Software development costs, net	$ 792,000	$ 639,000	$ 451,000